Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value measurement

28. Fair Value Measurement

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	24	98,270	98,270	—	—
Financial assets - investments FVTPL - traded		106	106	—	—
Financial assets - investments FVTPL - not traded		95	—	—	95
Current financial assets - derivatives	19	711	—	711	—
Current financial assets - interests receivable	19	618	618	—	—
Non-current secured notes at FVTPL	19	3,938	—	—	3,938
Total assets		103,738	98,994	711	4,033

Current financial liabilities - derivatives	19, 27	3,420	—	3,420	—
Non-current financial liabilities - derivatives	19, 27	642	—	642	—
Total Liabilities		4,062	—	4,062	—

At December 31, 2023:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	24	69,602	69,602	—	—
Financial assets - investments FVTPL - traded		240	240	—	—
Financial assets - investments FVTPL - not traded		436	—	—	436
Non-current financial assets - derivatives	19	577	—	577	—
Current financial assets - derivatives	19	3,633	—	3,633	—
Other current financial assets	19	749	—	749	—
Non-current secured notes at FVTPL	19	3,182	—	—	3,182
Total assets		78,420	69,842	4,959	3,618

Current financial liabilities - derivatives	19, 27	20	—	20	—
Non-current financial liabilities - derivatives	19, 27	488	—	488	—
Total Liabilities		508	—	508	—

The fair value of current financial assets and other financial liabilities is measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment.

The fair value of foreign currency derivatives (forward contracts, currency swaps and options) is determined by considering the present value of future cash flows based on the forward exchange rates at the reporting date. The fair value of interest rate swaps is determined by considering the present value of the estimated future cash flows based on observable yield curves. The fair value of commodity swaps is tied to the market price of the underlying commodities Italian electricity “Prezzo Unico Nazionale” (PUN) and natural gas “Punto di Scambio Virtuale” (PSV-Day Ahead Price - Heren) at the balance sheet date.

The fair value of non-current secured notes at fair value through profit or loss (FVTPL) has been determined as the sum of (i) the fair value of the “naked bond” represented by the net present value (discounted) of the expected future coupon flows, which are discounted on the basis of a risk-free interest rate curve adjusted for the issuer's credit risk, and (ii) the fair value of the “embedded option” to convert the par value of the bond into a certain number of shares. The fair value of the “naked bond” was measured using independently developed pricing models and based on the following market data:

•
for the EUR zero-coupon rate curve:
•
short-term interest rates quoted on the interbank market;
•
forward quotations of deposit rates (6-18 months- Forward Rate Agreement);
•
long-term interest rates (2-40 years- Swap Rates);
•
credit spreads, and specifically sectoral Credit Default Swaps (CDS) and country risk (U.S.);
•
spot quotation of the EUR/USD exchange rate (ECB fixing);
•
interest rate swap on the USD interbank market;
•
historical volatility on a daily basis for a range of peer comparable listed companies.

With reference to the fair value of the “embedded option”, the equity value of the issuer was calculated using the multiple EV/Revenue (enterprise value over revenue). The future equity value of the issuer was determined using stochastic simulation with the Monte Carlo method which, based on appropriate assumptions, has made it possible to define a substantial number of alternative scenarios over the time frame considered. The simulation, reflecting the characteristics of “no arbitrage” and “risk neutral framework”, was carried out using the following market data:

•
issuer's bond yield: 1.5 year growth rate derived from the risk-free curve i.e. the rates USD interest rate swap in the interbank market and equal to 4.42%;
•
volatility of the issuer's stock: reasonable estimate of historical volatility on a calculated daily basis, (volatility determined with reference to a sample of peers) with a time horizon of 1.5 years and equal to 47.49%.

The fair value of the investments FVTPL - traded is based on the quoted market prices at the end of the reporting period; the fair value of investments FVTPL - not traded is measured at cost as an estimate of fair value, as permitted by IFRS 9, for equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value.

Although cash and cash equivalents are measured at amortized cost, the value approximates fair value due to the short maturity of these instruments, which consist of bank current accounts.

No borrowings of the Group are listed debt.

The following table presents the changes in level 3 instruments for the year ended December 31, 2024:

	Financial assets - investments FVTPL - not traded	Non-current secured notes at FVTPL	Total
	(EUR thousand)
At December 31, 2023	436	3,182	3,618
Additions	9	—	9
Fair value adjustments	(350)	756	406
At December 31, 2024	95	3,938	4,033

The changes in level 3 instruments for the year ended December 31, 2024 are mainly due to fair value adjustments. The gains and losses from fair value adjustments were recognized in finance income and finance expense, respectively.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

The fair value of the loans accounted for at amortized cost approximates their carrying amounts as of December 31, 2024 and 2023.